Stock Compensation	12 Months Ended
Mar. 31, 2012
Stock Compensation [Abstract]
STOCK COMPENSATION
29.	STOCK COMPENSATION

(a)	Amended and Restated 1997 Stock Option Plan of Global-Tech

In September 1997, the Board of Directors of Global-Tech adopted Global-Tech’s 1997 Stock Option Plan (as amended, the “1997 Plan”). The 1997 Plan provides for the grant of (i) options that are intended to qualify as incentive stock options (“Incentive Stock Options”) within the meaning of Section 422 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”) to employees and (ii) options not intended to qualify as Incentive Stock Options to employees and consultants. The total number of shares of common stock of Global-Tech for which options may be granted under the 1997 Plan is 400,000 shares. The 1997 plan expired on September 17, 2008 and no further grants can be made from this plan after that date.

The 1997 Plan is administered by the Board of Directors, or a committee of directors appointed by the Board, who determines the terms of options, including the exercise price, the number of stock subject to the options and the terms and conditions of exercise. No option granted under the 1997 Plan is transferable by the optionee other than by will or the laws of descent and distribution and each vested option is exercisable within the contractual period of the option. With respect to any participant who owns (or is deemed to own) stock possessing more than 10% of the voting rights of Global-Tech’s outstanding capital stock, the exercise price of any ISO must not be less than 110% of the fair market value of the stock on the date of grant. The term of each option granted pursuant to the 1997 Plan may be established by the Board of Directors of Global-Tech, or a committee of the Board of Directors of Global-Tech, in its sole discretion; provided, however, that the maximum term of each ISO granted pursuant to both the 1997 Plan is 10 years. With respect to any ISO granted to a participant who owns (or is deemed to own) stock possessing more than 10% of the total combined voting power of all classes of Global-Tech’s outstanding capital stock, the maximum term is five years. Shares of common stock distributed under the 1997 Plan will be from authorized, but unissued stock or common stock held in the treasury of the Company. Every option granted shall vest and become exercisable in accordance with the terms of the applicable option agreement. Options can be exercised for a period not exceeding 10 years from the date of grant.

During fiscal 2010, an aggregate of 18,830 options with exercise prices between $20.00 and $25.00 expired including 17,055 options granted to Directors.

No options issued pursuant to the 1997 Plan were exercised or expired during fiscal 2011.

During fiscal 2012, an aggregate of 1,250 options with exercise prices of US$25 and US$30.56 per share were forfeited upon resignation of the relevant participants and 82,167 options with exercise prices between US$19 and US$25 per share expired including 65,500 options granted to Directors.

(b)	2005 Stock Option Plan of Global-Tech

In October 2005, the Board of Directors of Global-Tech adopted Global-Tech’s 2005 Stock Option Plan (the “2005 Plan”). The 2005 Plan provides for the grant of (i) “incentive stock options” (“ISOs”) within the meaning of Section 422 of the Code; (ii) non-qualified stock options that do not qualify as ISOs (“NQSOs”); and (iii) stock appreciation rights. The total number of shares of common stock of Global-Tech for which options may be granted under the 2005 Plan is 450,000 shares.

The 2005 Plan is administered by the Board of Directors of Global-Tech or a committee appointed by the Board of Directors of Global-Tech, who determines the terms of options, including the exercise price, the number of stock subject to the options and the terms and conditions of exercise. No option granted under the Plan is transferable by the optionee other than by will or the laws of descent and distribution and each vested option is exercisable within the contractual period of the option. With respect to any participant who owns (or is deemed to own) stock possessing more than 10% of the voting rights of Global-Tech’s outstanding capital stock, the exercise price of any ISO must not be less than 110% of the fair market value of the stock on the date of grant. The term of each option granted pursuant to the Plan may be established by the Board of Directors of Global-Tech, or a committee of the Board of Directors of Global-Tech, in its sole discretion; provided, however, that the maximum term of each ISO granted pursuant to the 2005 Plan is 10 years. With respect to any ISO granted to a participant who owns (or is deemed to own) stock possessing more than 10% of the total combined voting power of all classes of Global-Tech’s outstanding capital stock, the maximum term is five years. Every option granted shall vest and become exercisable in accordance with the terms of the applicable option agreement. Options can be exercised for a period not exceeding 10 years from the date of grant.

During fiscal 2010, no options were granted and none were forfeited.

During fiscal 2011, 20,000 options were granted and none were forfeited.

During fiscal 2012, no options were granted and none were forfeited.

(c)	Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan

The Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan (the “Omnibus Plan”) was adopted by our Board of Directors in October 2010 and approved by the Company’s shareholders in November 2010. The plan provides for the grant of stock options (non-statutory and incentive), stock appreciation rights, restricted stock units, performances shares and common shares.

A committee authorized by the Board of Directors (the “Committee”) will administer the Omnibus Plan. Unless otherwise determined by the Board of Directors, the Compensation Committee will administer the Omnibus Plan. Subject to the terms of the Omnibus Plan, the Committee has the sole discretion to select the employees, consultants, and non-employee directors who will receive awards, determine the terms and conditions of awards, and to interpret the provisions of the Omnibus Plan and outstanding awards. The Committee may not, without the approval of the Company’s shareholders, institute an exchange program under which outstanding awards are amended to provide for a lower exercise price or cancelled in exchange for awards with a lower exercise price.

Awards granted under the Omnibus Plan are generally not transferable, and all rights with respect to an award granted to a participant generally will be available during a participant’s lifetime only to the participant. If the Committee makes an award transferable, such award will contain such additional terms and conditions as the committee deems appropriate.

For the fiscal years ended March 31, 2012 and 2011, no share was granted under the 2011 Omnibus Equity Plan.

Under the 1997 Plan and the 2005 Plan (the “Plans”), which expire in 10 years, options granted generally vest 25% after the first year of service and ratably each month over a further 36-month period.

The expected life of the options is based on the historical data and is not necessarily indicative of the exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcomes. The risk-free rate for periods within the expected life of the options is based on the U.S. Treasury yield curve with maturity equal to the expected life of the options in effect at the time of grant.

The total compensation expense recognized in the SG&A line item in the consolidated statement of operations for the fiscal years ended March 31, 2012, 2011 and 2010 amounted to US$34,120, US$470,109 and US$11,706, respectively.

Changes in outstanding options under both the 1997 Plan and the 2005 Plan during the fiscal years ended March 31, 2012, 2011 and 2010 are as follows:

	2012
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	423,118	8.99-30.56	18.00	4.01	—
Granted	—	—	—
Expired	(82,167)	19.00-25.00	19.22
Exercised	—	—	—
Forfeited	(1,250)	25.00-30.56	29.45

Outstanding, at end of fiscal year	339,701	8.99-30.56	17.66	3.96	—

Vested and expected to be vested at March 31, 2012	339,701	8.99-30.56	17.66	3.96	—

Exercisable, at end of fiscal year	287,452	8.99-30.56	16.06	4.17

	2011
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	403,118	13.20-30.56	18.44	4.78	—
Granted	20,000	8.99	8.99
Expired	—	—	—
Exercised	—	—	—
Forfeited	—

Outstanding, at end of fiscal year	423,118	8.99-30.56	18.00	4.01	—

Vested and expected to be vested at March 31, 2011	423,118	8.99-30.56	18.00	4.01	—

Exercisable, at end of fiscal year	365,369	8.99-30.56	16.90	3.94

	2010
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	421,948	13.20-30.56	18.59	5.55	—
Granted	—	—	—
Expired	(18,830)	20.00-25.00	21.68
Exercised	—	—	—
Forfeited	—

Outstanding, at end of fiscal year	403,118	13.20-30.56	18.44	4.78	—

Vested and expected to be vested at March 31, 2010	403,118	13.20-30.56	18.44	4.78	—

Exercisable, at end of fiscal year	337,618	13.20-30.40	16.09	4.99

In January 1999, the Board of Directors of Global-Tech adopted an employee stock purchase plan. The plan was approved by the stockholders at the annual meeting of stockholders in March 1999. The total number of common stock which may be granted under the plan is 450,000 shares. Stock grants may be awarded under the plan to the employees, including officers and directors, and non-employee directors and consultants in consideration for their services to the Group.

During the fiscal year ended March 31, 2007, Global-Tech granted an aggregate of 3,750 shares of common stock of Global-Tech to an employee with an effective grant date of November 6, 2006. 750 shares of such common stock will vest and be issued on the first anniversary of the date of the stock grant and 750 shares of such common stock will vest and be issued on the second, third, fourth, and fifth anniversaries of the date of the stock grant, respectively. No stock was issued during fiscal year 2012.

Changes in stock grants during the fiscal years ended March 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value
		US$		US$		US$
Non-vested, at beginning of fiscal year	750	10,380	1,500	20,760	2,250	31,140
Granted	—	—	—	—	—	—
Vested	—	—	(750)	10,380	(750)	10,380

Non-vested, at end of fiscal year	750	10,380	750	10,380	1,500	20,760

The total fair value of the 750 shares of common stock vested during the fiscal years ended March 31, 2012, 2011 and 2010 is US$3,795, US$5,085 and US$8,925, respectively.

The expense for employee stock purchase plan recognized in the SG&A line item in the consolidated statement of operations for the fiscal years ended March 31, 2012, 2011 and 2010 amounted to nil, US$1,969 and US$1,969 respectively.

Further details relating to the options granted under the 1997 Plan and the 2005 Plan that are outstanding as of March 31, 2012 are as follows:

	Options outstanding as of March 31, 2012			Options exercisable as of March 31, 2012
Number of options	Range of exercise price per option	Weighted average remaining contractual life	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
	US$ (per share)	(years)	US$ (per share)		US$ (per share)
20,000	8.99	7.70	8.99	10,000	8.99
250,751	13.20-15.60	4.29	14.87	250,751	14.87
1,450	18.2	0.62	18.20	1,450	18.20
67,500	30.40-30.56	1.70	30.55	25,251	30.54

339,701				287,452

As of March 31, 2012 and 2011, there was an unrecognized share-based compensation cost of US$1,969 and US$1,969, relating to stock granted to an employee under the 1999 Employee Stock Purchase Plan respectively. The unrecognized compensation cost for stocks granted is expected to be recognized over a weighted-average vesting period of two years and five years. To the extent that the actual forfeiture rate is different from the original estimate, actual share-based compensation relating to these awards may be different from the expectations.

The fair value of the options granted were estimated on the date of grant using the following assumptions:

	2012	2011	2010
Risk-free Interest Rate	—	3.45%	—
Expected Dividend Yield	—	0%	—
Expected Option Life	—	7 years	—
Expected Stock Price Volatility	—	59.00%	—